ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
REVENUE	$ 626,733	$ 571,213	$ 539,814
OPERATING COSTS AND EXPENSES
General and administrative	(128,931)	(132,637)	(130,465)
Total operating costs and expenses	(448,737)	(433,351)	(459,364)
OPERATING LOSS	177,996	137,862	80,450
NON-OPERATING INCOME (EXPENSES)
Interest income	5,861	3,578	2,171
Foreign exchange gains, net	(3,975)	1,972	466
Total non-operating expenses, net	(133,965)	(158,063)	(157,126)
INCOME TAX EXPENSE	(402)	(544)	239
NET INCOME (LOSS)	43,629	(20,745)	(76,437)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE	0	0	0
OPERATING COSTS AND EXPENSES
General and administrative	0	(133)	(412)
Total operating costs and expenses	0	(133)	(412)
OPERATING LOSS	0	(133)	(412)
NON-OPERATING INCOME (EXPENSES)
Interest income	0	102	129
Foreign exchange gains, net	1	616	0
Share of results of subsidiaries	33,563	(22,183)	(76,154)
Total non-operating expenses, net	33,564	(21,465)	(76,025)
INCOME (LOSS) BEFORE INCOME TAX	33,564	(21,598)	(76,437)
INCOME TAX EXPENSE	0	0	0
NET INCOME (LOSS)	$ 33,564	$ (21,598)	$ (76,437)